Employee Benefit Plans - Summary of Defined Benefit Obligation Analyzed by Participant Group and Geography (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Thomson Reuters Group Pension Plan [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	13 years	13 years
The Thomson Corporation PLC Pension Scheme [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Weighted average duration of defined benefit obligation	14 years	14 years